General and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses
General and Administrative Expenses	$ (16,504)	$ (5,600)
General and administrative expenses
General and administrative expenses
Salaries and benefits	(4,037)	(1,232)
Legal	(2,135)	(615)
Travel	(1,366)	(143)
A10 Advisory - Cost Sharing Agreement	(122)	(185)
Business development and investor relations	(1,427)	(1,244)
Accounting	(449)	(106)
Auditing	(864)	(927)
Insurance	(1,518)	(380)
Interest and Tax	(1,115)	(115)
Financial Expenses		(37)
Accrual for contingencies	(388)
Other	(3,083)	(616)
General and Administrative Expenses	$ (16,504)	$ (5,600)